REPORTABLE SEGMENTS AND GEOGAPHIC INFORMATION (Schedule of Revenues within Geographic Areas) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues by geographic areas:
Revenues	$ 12,472	$ 13,126	$ 12,003
United States [Member]
Revenues by geographic areas:
Revenues	10,817	10,251	8,915
Germany [Member]
Revenues by geographic areas:
Revenues	252	482	683
Far East [Member]
Revenues by geographic areas:
Revenues	300	443	585
Holland [Member]
Revenues by geographic areas:
Revenues	216	297	317
Israel [Member]
Revenues by geographic areas:
Revenues	400	917	732
Other [Member]
Revenues by geographic areas:
Revenues	$ 487	$ 736	$ 771